UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-05482

DWS High Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2011

ITEM 1.	REPORT TO STOCKHOLDERS

MAY 31, 2011 Semiannual Report to Shareholders

DWS High Income Trust Ticker Symbol: KHI

Contents
3 Performance Summary
5 Portfolio Summary
7 Investment Portfolio
25 Statement of Assets and Liabilities
27 Statement of Operations
28 Statement of Cash Flows
29 Statement of Changes in Net Assets
30 Financial Highlights
32 Notes to Financial Statements
42 Shareholder Meeting Results
43 Dividend Reinvestment Plan
45 Additional Information
46 Privacy Statement

The fund seeks, through a professionally managed, diversified portfolio of income-producing securities, the highest current income obtainable consistent with reasonable risk as determined by the Advisor. As a secondary objective, the fund seeks capital gains where consistent with its primary objective.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2011

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for information purposes only and are not intended for trading purposes.
Average Annual Total Returns as of 5/31/11
DWS High Income Trust	6-Month‡	1-Year	3-Year	5-Year	10-Year
Based on Net Asset Value(a)	9.19%	21.71%	10.75%	8.05%	8.57%
Based on Market Price(a)	21.21%	48.55%	17.33%	6.62%	7.41%
Credit Suisse High Yield Index(b)	7.61%	16.82%	10.76%	8.73%	9.08%
Lipper Closed-End High Current Yield Funds (Leveraged) Category(c)	9.36%	21.65%	6.36%	2.81%	8.14%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.

(b) Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

(c) Lipper's Closed-End High Current Yield Funds (Leveraged) category represents funds that aim at a high (relative) current yield from fixed-income securities, have no quality or maturity restrictions, can use leverage and tend to invest in lower-grade debt issues. Lipper figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Lipper Inc. as falling into the Closed-End High Current Yield Funds (Leveraged) category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Lipper category.
Net Asset Value and Market Price
	As of 5/31/11	As of 11/30/10
Net Asset Value	$9.88	$9.70
Market Price	$11.33	$10.02

Prices and net asset value fluctuate and are not guaranteed.
Distribution Information
Six Months as of 5/31/11: Income Dividends	$.68
May Income Dividend	$.0750
Current Annualized Distribution Rate (Based on Net Asset Value) as of 5/31/11+	9.11%
Current Annualized Distribution Rate (Based on Market Price) as of 5/31/11+	7.94%

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2011. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed, and will fluctuate.
Lipper Rankings — Closed-End High Current Yield Funds (Leveraged) Category as of 5/31/11
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	19	of	39	48
3-Year	19	of	37	50
5-Year	19	of	33	56
10-Year	6	of	19	30

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on net asset value total return with distributions reinvested.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	5/31/11	11/30/10

Corporate Bonds	91%	88%
Loan Participations and Assignments	5%	7%
Cash Equivalents	3%	4%
Preferred Securities	1%	—
Common Stocks	0%	1%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	5/31/11	11/30/10

Consumer Discretionary	19%	18%
Financials	17%	17%
Telecommunication Services	14%	12%
Materials	13%	12%
Industrials	12%	10%
Energy	8%	10%
Information Technology	5%	6%
Consumer Staples	5%	4%
Health Care	4%	7%
Utilities	3%	4%
	100%	100%

Quality (Excludes Cash Equivalents and Securities Lending Collateral)	5/31/11	11/30/10

BBB	2%	0%
BB	29%	27%
B	49%	52%
Below B	18%	18%
Not Rated	2%	3%
	100%	100%

Asset allocation, sector diversification and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	5/31/11	11/30/10

Effective Maturity	6.1 years	6.6 years
Effective Duration	4.1 years	4.2 years

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Interest rate sensitivity is subject to change.

For more complete details about the Fund's investment portfolio, see page 7. A Fact Sheet is available upon request. Please see the Additional Information section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings as of the month-end are posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Portfolio as of May 31, 2011 (Unaudited)
		Principal Amount ($) (a)	Value ($)

Corporate Bonds 125.0%
Consumer Discretionary 24.0%
Allison Transmission, Inc., 144A, 7.125%, 5/15/2019		145,000	143,913
AMC Entertainment, Inc.:
8.0%, 3/1/2014		535,000	540,350
8.75%, 6/1/2019		705,000	756,994
American Achievement Corp., 144A, 10.875%, 4/15/2016		135,000	126,563
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		475,000	479,750
144A, 8.375%, 11/15/2020		235,000	244,987
AutoNation, Inc., 6.75%, 4/15/2018		1,175,000	1,230,812
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		270,000	279,787
9.625%, 3/15/2018		135,000	148,163
Beazer Homes USA, Inc., 9.125%, 6/15/2018		70,000	66,500
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		215,000	218,763
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		530,000	561,137
Burlington Coat Factory Warehouse Corp., 144A, 10.0%, 2/15/2019		230,000	230,575
Cablevision Systems Corp.:
7.75%, 4/15/2018		70,000	75,950
8.0%, 4/15/2020		70,000	76,825
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		400,000	370,000
11.25%, 6/1/2017		1,620,000	1,822,500
12.75%, 4/15/2018		155,000	158,875
CanWest LP, 144A, 9.25%, 8/1/2015*		345,000	58,650
Carrols Corp., 9.0%, 1/15/2013		215,000	215,538
CCO Holdings LLC:
6.5%, 4/30/2021		305,000	300,425
7.0%, 1/15/2019		125,000	127,656
7.25%, 10/30/2017		535,000	556,400
7.875%, 4/30/2018		2,535,000	2,687,100
8.125%, 4/30/2020		75,000	81,094
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,555,000	1,652,187
Chrysler Group LLC, 144A, 8.0%, 6/15/2019		200,000	199,500
Cinemark USA, Inc., 144A, 7.375%, 6/15/2021		95,000	95,000
Claire's Stores, Inc.:
144A, 8.875%, 3/15/2019		180,000	172,800
9.625%, 6/1/2015 (PIK)		60,000	56,737
Clear Channel Communications, Inc., 144A, 9.0%, 3/1/2021		75,000	75,188
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		95,000	103,550
Series B, 9.25%, 12/15/2017		145,000	158,413
CSC Holdings LLC, 8.5%, 6/15/2015		390,000	423,150
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		70,000	70,000
DineEquity, Inc., 144A, 9.5%, 10/30/2018		510,000	558,450
DISH DBS Corp.:
6.625%, 10/1/2014		590,000	628,350
144A, 6.75%, 6/1/2021		80,000	80,800
7.125%, 2/1/2016		550,000	587,125
Dunkin' Brands, Inc., 144A, 9.625%, 12/1/2018		72,000	72,629
EH Holding Corp., 144A, 7.625%, 6/15/2021 (b)		245,000	250,512
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		455,000	228
Ford Motor Co., 7.45%, 7/16/2031		210,000	238,452
Gannett Co., Inc.:
144A, 6.375%, 9/1/2015		285,000	297,825
144A, 7.125%, 9/1/2018		285,000	287,850
8.75%, 11/15/2014		145,000	165,300
9.375%, 11/15/2017		285,000	319,912
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		133,000	150,623
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		410,000	419,225
Hertz Corp.:
144A, 6.75%, 4/15/2019		685,000	691,850
144A, 7.5%, 10/15/2018		930,000	976,500
8.875%, 1/1/2014		108,000	110,700
J. Crew Group, Inc., 144A, 8.125%, 3/1/2019 (c)		215,000	206,400
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		730,000	760,112
Levi Strauss & Co., 7.625%, 5/15/2020		200,000	202,500
Limited Brands, Inc., 7.0%, 5/1/2020		185,000	198,875
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		285,000	293,194
Macy's Retail Holdings, Inc., 8.125%, 7/15/2015		75,000	90,000
Mediacom Broadband LLC, 8.5%, 10/15/2015		655,000	680,381
Mediacom LLC, 9.125%, 8/15/2019 (c)		295,000	320,075
MGM Resorts International:
7.5%, 6/1/2016		105,000	102,900
7.625%, 1/15/2017		290,000	283,475
9.0%, 3/15/2020		280,000	311,500
144A, 10.0%, 11/1/2016		120,000	130,200
10.375%, 5/15/2014		300,000	346,500
11.125%, 11/15/2017		405,000	469,800
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		80,000	83,200
Musketeer GmbH, 144A, 9.5%, 3/15/2021	EUR	140,000	219,607
Needle Merger Sub Corp., 144A, 8.125%, 3/15/2019		145,000	146,813
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		80,000	84,200
Norcraft Companies LP, 10.5%, 12/15/2015		1,030,000	1,078,925
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		215,000	222,525
Penske Automotive Group, Inc., 7.75%, 12/15/2016		975,000	1,004,250
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		165,000	176,963
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		240,000	259,200
Regal Entertainment Group, 9.125%, 8/15/2018		185,000	196,563
Sabre Holdings Corp., 8.35%, 3/15/2016		280,000	253,400
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		355,000	326,600
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		225,000	236,250
144A, 7.804%, 10/1/2020		440,000	444,875
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		155,000	165,075
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		355,000	396,712
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		290,000	309,575
Standard Pacific Corp.:
8.375%, 5/15/2018		250,000	254,375
10.75%, 9/15/2016		280,000	323,400
Toys "R" Us, Inc., 7.375%, 10/15/2018		655,000	655,000
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		205,000	213,200
Travelport LLC:
4.936%**, 9/1/2014		315,000	274,050
9.0%, 3/1/2016		200,000	175,500
11.875%, 9/1/2016		50,000	43,500
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	842,809
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		985,000	1,046,562
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	60,000
144A, 7.875%, 11/1/2020		140,000	148,400
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	215,000	316,368
144A, 9.75%, 4/15/2018	EUR	450,000	699,402
Vail Resorts, Inc., 144A, 6.5%, 5/1/2019		135,000	137,869
Valassis Communications, Inc., 144A, 6.625%, 2/1/2021		185,000	183,844
Videotron Ltd., 9.125%, 4/15/2018		395,000	441,412
Visant Corp., 10.0%, 10/1/2017		235,000	248,512
Visteon Corp., 144A, 6.75%, 4/15/2019		460,000	446,200
Wynn Las Vegas LLC:
7.75%, 8/15/2020		280,000	306,950
7.875%, 11/1/2017		805,000	883,487
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		180,000	198,225
			38,301,873
Consumer Staples 5.9%
Alliance One International, Inc., 10.0%, 7/15/2016		155,000	156,163
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		180,000	182,250
B&G Foods, Inc., 7.625%, 1/15/2018		275,000	295,625
Central Garden & Pet Co., 8.25%, 3/1/2018		230,000	242,219
Darling International, Inc., 144A, 8.5%, 12/15/2018		465,000	506,850
Del Monte Foods Co., 144A, 7.625%, 2/15/2019		750,000	765,469
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		210,000	222,862
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		270,000	268,650
NBTY, Inc., 144A, 9.0%, 10/1/2018		140,000	150,150
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		1,616,750	1,600,582
Rite Aid Corp.:
7.5%, 3/1/2017		220,000	221,100
8.0%, 8/15/2020		295,000	317,494
Smithfield Foods, Inc.:
7.75%, 7/1/2017		610,000	646,600
10.0%, 7/15/2014		2,455,000	2,872,350
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		180,000	187,200
SUPERVALU, Inc., 8.0%, 5/1/2016 (c)		210,000	218,662
Tops Holding Corp., 10.125%, 10/15/2015		360,000	384,750
TreeHouse Foods, Inc., 7.75%, 3/1/2018		150,000	162,000
US Foodservice, 144A, 8.5%, 6/30/2019		105,000	105,788
			9,506,764
Energy 11.3%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		320,000	326,400
Alpha Natural Resources, Inc., 6.0%, 6/1/2019 (b)		370,000	372,312
Arch Coal, Inc., 7.25%, 10/1/2020		115,000	121,325
Berry Petroleum Co.:
6.75%, 11/1/2020		115,000	118,738
10.25%, 6/1/2014		380,000	438,900
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		155,000	166,044
Brigham Exploration Co., 144A, 6.875%, 6/1/2019		125,000	125,625
Bristow Group, Inc., 7.5%, 9/15/2017		450,000	472,500
Calumet Specialty Products Partners LP, 144A, 9.375%, 5/1/2019		70,000	73,544
Chaparral Energy, Inc., 8.25%, 9/1/2021		335,000	346,725
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		295,000	340,725
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		140,000	152,600
8.5%, 12/15/2019		140,000	156,100
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		95,000	95,950
8.0%, 4/1/2017		680,000	744,600
8.25%, 4/1/2020		325,000	360,750
Continental Resources, Inc.:
7.125%, 4/1/2021		175,000	186,375
7.375%, 10/1/2020		200,000	214,000
8.25%, 10/1/2019		105,000	115,500
Crosstex Energy LP, 8.875%, 2/15/2018		345,000	374,325
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		425,000	438,812
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		290,000	290,000
El Paso Corp., 7.25%, 6/1/2018		455,000	535,340
Energy Transfer Equity LP, 7.5%, 10/15/2020		220,000	239,800
Frontier Oil Corp., 8.5%, 9/15/2016		300,000	324,750
Genesis Energy LP, 144A, 7.875%, 12/15/2018		250,000	250,000
Global Geophysical Services, Inc., 10.5%, 5/1/2017		380,000	408,025
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		145,000	152,975
Holly Corp., 9.875%, 6/15/2017		530,000	594,925
Inergy LP:
144A, 6.875%, 8/1/2021		75,000	77,250
144A, 7.0%, 10/1/2018		355,000	365,650
Linn Energy LLC:
144A, 6.5%, 5/15/2019		300,000	300,000
144A, 7.75%, 2/1/2021		355,000	374,525
8.625%, 4/15/2020		315,000	344,925
MEG Energy Corp., 144A, 6.5%, 3/15/2021		240,000	241,800
Newfield Exploration Co., 7.125%, 5/15/2018		1,160,000	1,242,650
Niska Gas Storage US LLC, 8.875%, 3/15/2018		170,000	182,750
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		125,000	125,938
Offshore Group Investments Ltd.:
144A, 11.5%, 8/1/2015 (b)		15,000	16,500
11.5%, 8/1/2015		140,000	154,350
Petrohawk Energy Corp.:
7.25%, 8/15/2018		720,000	755,100
7.875%, 6/1/2015		200,000	211,000
Plains Exploration & Production Co., 7.625%, 6/1/2018		340,000	361,250
Range Resources Corp., 6.75%, 8/1/2020		105,000	110,775
Regency Energy Partners LP:
6.875%, 12/1/2018		210,000	221,025
9.375%, 6/1/2016		590,000	669,650
Sabine Pass LNG LP:
7.25%, 11/30/2013		895,000	926,325
7.5%, 11/30/2016		405,000	416,137
SandRidge Energy, Inc., 144A, 7.5%, 3/15/2021		310,000	320,850
SESI LLC, 144A, 6.375%, 5/1/2019		245,000	244,388
Southwestern Energy Co., 7.5%, 2/1/2018		525,000	600,469
Stone Energy Corp.:
6.75%, 12/15/2014		665,000	663,337
8.625%, 2/1/2017		70,000	73,150
Venoco, Inc., 144A, 8.875%, 2/15/2019		305,000	308,813
Xinergy Corp., 144A, 9.25%, 5/15/2019		180,000	183,600
			18,029,872
Financials 18.7%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		395,000	404,875
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		430,000	400,975
Ally Financial, Inc.:
144A, 6.25%, 12/1/2017		550,000	566,587
8.0%, 3/15/2020		705,000	778,144
8.3%, 2/12/2015		230,000	256,450
Antero Resources Finance Corp., 9.375%, 12/1/2017		70,000	76,300
Ardagh Packaging Finance PLC:
144A, 7.375%, 10/15/2017		225,000	240,187
144A, 7.375%, 10/15/2017	EUR	140,000	207,014
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		551,200	332,098
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		580,720	602,497
Bumble Bee Acquisiton Corp., 144A, 9.0%, 12/15/2017		330,000	339,075
Case New Holland, Inc.:
7.75%, 9/1/2013		275,000	299,062
144A, 7.875%, 12/1/2017		645,000	717,562
CIT Group, Inc.:
Series C, 144A, 5.25%, 4/1/2014		1,680,000	1,711,263
7.0%, 5/1/2015		311,150	313,484
7.0%, 5/1/2017		1,065,000	1,068,994
CPI International Acquisition, Inc., 144A, 8.0%, 2/15/2018		135,000	135,844
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		420,000	462,525
E*TRADE Financial Corp.:
6.75%, 6/1/2016		305,000	305,000
12.5%, 11/30/2017 (PIK)		579,000	696,247
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012*		8,084,842	0
Elster Finance BV, 144A, 6.25%, 4/15/2018	EUR	305,000	438,965
FCE Bank PLC, 9.375%, 1/17/2014	EUR	700,000	1,129,765
FelCor Escrow Holdings LLC, (REIT), 144A, 6.75%, 6/1/2019		215,000	213,925
Fibria Overseas Finance Ltd.:
144A, 6.75%, 3/3/2021		150,000	159,563
144A, 7.5%, 5/4/2020		251,000	278,510
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		435,000	431,327
6.625%, 8/15/2017		360,000	392,358
8.125%, 1/15/2020		225,000	264,236
Fresenius Medical Care US Finance, Inc., 144A, 5.75%, 2/15/2021		190,000	186,675
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018		165,000	153,863
Hellas Telecommunications Finance SCA, 144A, 8.985%**, 7/15/2015 (PIK)*	EUR	294,810	255
Hexion US Finance Corp., 8.875%, 2/1/2018		1,465,000	1,573,044
Host Hotels & Resorts, Inc., Series W, (REIT), 144A, 5.875%, 6/15/2019		245,000	246,225
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		205,000	217,300
International Lease Finance Corp.:
5.75%, 5/15/2016		115,000	115,922
6.25%, 5/15/2019		290,000	291,092
8.625%, 9/15/2015		245,000	271,644
8.75%, 3/15/2017		1,035,000	1,172,137
iPayment, Inc., 9.75%, 5/15/2014		365,000	374,125
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		450,000	470,812
Level 3 Escrow, Inc., 144A, 8.125%, 7/1/2019 (b)		215,000	217,150
MPT Operating Partnership LP, (REIT), 144A, 6.875%, 5/1/2021		305,000	306,525
National Money Mart Co., 10.375%, 12/15/2016		385,000	429,756
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		75,000	76,688
Nielsen Finance LLC:
144A, 7.75%, 10/15/2018		80,000	85,800
11.5%, 5/1/2016		88,000	104,060
NII Capital Corp., 7.625%, 4/1/2021		180,000	191,025
Nuveen Investments, Inc.:
10.5%, 11/15/2015		380,000	402,800
144A, 10.5%, 11/15/2015		275,000	290,125
OMEGA Healthcare Investors, Inc., (REIT), 144A, 6.75%, 10/15/2022		15,000	14,963
Pinafore LLC, 144A, 9.0%, 10/1/2018		120,000	131,700
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		430,000	456,337
9.25%, 4/1/2015		675,000	707,062
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		580,000	598,125
144A, 7.125%, 4/15/2019		995,000	1,034,800
144A, 8.25%, 2/15/2021		120,000	122,100
144A, 8.5%, 10/15/2016		525,000	561,750
144A, 8.75%, 5/15/2018		100,000	104,000
144A, 9.0%, 4/15/2019		305,000	323,681
SLM Corp., 8.0%, 3/25/2020		330,000	363,925
Susser Holdings LLC, 8.5%, 5/15/2016		175,000	189,000
Tropicana Entertainment LLC, 9.625%, 12/15/2014*		1,100,000	550
Uncle Acquisition 2010 Corp., 144A, 8.625%, 2/15/2019		125,000	131,250
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		195,000	194,512
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,630,000	1,862,275
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		2,540,000	2,797,175
			29,993,060
Health Care 5.3%
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		250,000	255,625
Community Health Systems, Inc., 8.875%, 7/15/2015		460,000	474,950
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021 (c)		605,000	632,981
HCA, Inc.:
7.875%, 2/15/2020		855,000	939,966
8.5%, 4/15/2019		335,000	374,781
9.25%, 11/15/2016		3,045,000	3,250,537
9.625%, 11/15/2016 (PIK)		594,000	635,580
9.875%, 2/15/2017		224,000	250,600
Mylan, Inc., 144A, 7.875%, 7/15/2020		150,000	166,125
STHI Holding Corp., 144A, 8.0%, 3/15/2018		180,000	185,400
Vanguard Health Holding Co. II, LLC:
8.0%, 2/1/2018		320,000	333,600
144A, 8.0%, 2/1/2018		280,000	291,200
Vanguard Health Systems, Inc., 144A, Zero Coupon, 2/1/2016		255,000	164,794
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		430,000	448,275
			8,404,414
Industrials 14.3%
Accuride Corp., 9.5%, 8/1/2018		205,000	224,987
Aguila 3 SA, 144A, 7.875%, 1/31/2018		325,000	332,312
American Airlines, Inc., 144A, 7.5%, 3/15/2016 (c)		250,000	246,875
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		95,000	102,006
ARAMARK Corp., 8.5%, 2/1/2015		530,000	551,200
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		55,000	56,238
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		315,000	319,331
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019 (b)		180,000	182,025
BE Aerospace, Inc.:
6.875%, 10/1/2020		215,000	226,825
8.5%, 7/1/2018		880,000	974,600
Belden, Inc., 7.0%, 3/15/2017		340,000	351,050
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		200,000	208,250
Bombardier, Inc., 144A, 7.75%, 3/15/2020 (c)		1,645,000	1,858,850
Briggs & Stratton Corp., 6.875%, 12/15/2020		210,000	221,550
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		445,000	450,562
Cenveo Corp.:
8.875%, 2/1/2018		645,000	654,675
144A, 10.5%, 8/15/2016		360,000	362,700
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		575,000	557,750
Clean Harbors, Inc., 7.625%, 8/15/2016		198,000	211,365
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		235,950	167,525
Corrections Corp. of America, 7.75%, 6/1/2017		35,000	38,325
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		94,000	101,285
Deluxe Corp., 144A, 7.0%, 3/15/2019		185,000	185,925
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		505,000	535,300
Esterline Technologies Corp., 7.0%, 8/1/2020		300,000	319,500
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		115,000	119,888
FTI Consulting, Inc., 144A, 6.75%, 10/1/2020		850,000	867,000
Garda World Security Corp., 144A, 9.75%, 3/15/2017		195,000	208,650
H&E Equipment Services, Inc., 8.375%, 7/15/2016		635,000	666,750
Heckler & Koch GmbH, 144A, 9.5%, 5/15/2018	EUR	310,000	419,354
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		185,000	192,862
144A, 7.125%, 3/15/2021		60,000	62,625
Interline Brands, Inc., 7.0%, 11/15/2018		300,000	307,125
K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		110,000	110,550
Kansas City Southern de Mexico SA de CV:
144A, 6.125%, 6/15/2021		225,000	226,125
8.0%, 2/1/2018		700,000	775,250
Kansas City Southern Railway Co., 8.0%, 6/1/2015		710,000	772,125
Meritor, Inc.:
8.125%, 9/15/2015		155,000	162,750
10.625%, 3/15/2018		185,000	209,975
Navios Maritime Holdings, Inc., 144A, 8.125%, 2/15/2019		400,000	400,000
Navios South American Logisitcs, Inc., 144A, 9.25%, 4/15/2019		155,000	158,100
Nortek, Inc., 144A, 8.5%, 4/15/2021		380,000	362,425
Oshkosh Corp.:
8.25%, 3/1/2017		75,000	81,750
8.5%, 3/1/2020		155,000	170,500
Owens Corning, Inc., 9.0%, 6/15/2019		440,000	526,882
Ply Gem Industries, Inc.:
144A, 8.25%, 2/15/2018		145,000	143,188
13.125%, 7/15/2014		275,000	299,750
RailAmerica, Inc., 9.25%, 7/1/2017		280,000	310,100
RBS Global & Rexnord Corp.:
8.5%, 5/1/2018		690,000	748,650
11.75%, 8/1/2016 (c)		115,000	122,763
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		140,000	153,468
Sitel LLC, 11.5%, 4/1/2018		290,000	273,325
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		205,000	209,100
7.5%, 10/1/2017		210,000	225,750
SPX Corp., 144A, 6.875%, 9/1/2017		195,000	208,650
Titan International, Inc., 144A, 7.875%, 10/1/2017		965,000	1,037,375
TransDigm, Inc., 144A, 7.75%, 12/15/2018		380,000	403,750
Triumph Group, Inc.:
8.0%, 11/15/2017		70,000	74,988
8.625%, 7/15/2018		430,000	475,687
Tutor Perini Corp., 144A, 7.625%, 11/1/2018		330,000	327,937
United Rentals North America, Inc.:
9.25%, 12/15/2019		945,000	1,058,400
10.875%, 6/15/2016		230,000	263,637
USG Corp., 144A, 9.75%, 8/1/2014		205,000	220,375
			22,798,590
Information Technology 7.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		525,000	481,687
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		105,000	108,150
Amkor Technology, Inc.:
144A, 6.625%, 6/1/2021		80,000	80,000
7.375%, 5/1/2018		375,000	390,937
Aspect Software, Inc., 10.625%, 5/15/2017		350,000	378,000
Avaya, Inc., 144A, 7.0%, 4/1/2019		870,000	850,425
CDW LLC:
144A, 8.5%, 4/1/2019		310,000	314,650
11.0%, 10/12/2015		27,000	29,025
CommScope, Inc., 144A, 8.25%, 1/15/2019		495,000	518,512
eAccess Ltd., 144A, 8.25%, 4/1/2018		180,000	182,025
Equinix, Inc., 8.125%, 3/1/2018		885,000	955,800
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		100,000	110,000
7.875%, 7/15/2020		135,000	148,838
First Data Corp.:
144A, 7.375%, 6/15/2019		185,000	188,238
144A, 8.25%, 1/15/2021		705,000	703,237
144A, 8.875%, 8/15/2020		500,000	542,500
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,405,000	1,566,575
InterXion Holding NV, 144A, 9.5%, 2/12/2017	EUR	220,000	354,594
Jabil Circuit, Inc.:
5.625%, 12/15/2020		315,000	314,606
7.75%, 7/15/2016		135,000	152,888
MasTec, Inc., 7.625%, 2/1/2017		475,000	484,500
MEMC Electronic Materials, Inc., 144A, 7.75%, 4/1/2019		245,000	251,125
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		130,000	126,588
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		310,000	314,650
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		305,000	308,431
SunGard Data Systems, Inc.:
7.375%, 11/15/2018		140,000	142,800
10.25%, 8/15/2015		420,000	436,800
10.625%, 5/15/2015		360,000	393,300
Unisys Corp., 144A, 12.75%, 10/15/2014		187,000	220,894
Vangent, Inc., 9.625%, 2/15/2015		275,000	277,750
			11,327,525
Materials 16.1%
Aleris International, Inc., 144A, 7.625%, 2/15/2018		115,000	119,744
APERAM, 144A, 7.375%, 4/1/2016		230,000	238,338
Appleton Papers, Inc., 11.25%, 12/15/2015		202,000	206,545
Ashland, Inc., 9.125%, 6/1/2017		315,000	359,100
Ball Corp.:
7.125%, 9/1/2016		1,210,000	1,324,950
7.375%, 9/1/2019		135,000	146,813
Berry Plastics Corp.:
8.25%, 11/15/2015		630,000	675,675
9.5%, 5/15/2018		190,000	193,325
9.75%, 1/15/2021		230,000	230,288
Boise Paper Holdings LLC, 8.0%, 4/1/2020		175,000	189,000
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		121,426	127,194
Calcipar SA, 144A, 6.875%, 5/1/2018		260,000	269,100
Celanese US Holdings LLC:
5.875%, 6/15/2021		175,000	178,938
6.625%, 10/15/2018		200,000	210,750
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		545,000	565,437
Clearwater Paper Corp., 144A, 7.125%, 11/1/2018		395,000	410,800
Clondalkin Acquisition BV, 144A, 2.31%**, 12/15/2013		1,435,000	1,391,950
Compass Minerals International, Inc., 8.0%, 6/1/2019		380,000	419,900
Crown Americas LLC:
144A, 6.25%, 2/1/2021		55,000	56,994
7.625%, 5/15/2017		1,345,000	1,476,137
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	190,000	285,733
Domtar Corp., 10.75%, 6/1/2017		345,000	443,325
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		655,000	662,369
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		245,000	245,000
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015		140,000	145,600
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		776,436	714,321
10.0%, 3/31/2015		764,160	756,518
Georgia-Pacific LLC, 144A, 5.4%, 11/1/2020		1,300,000	1,351,462
Graham Packaging Co., LP, 8.25%, 10/1/2018		145,000	158,050
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		70,000	76,300
9.5%, 6/15/2017		750,000	836,250
Greif, Inc., 7.75%, 8/1/2019		110,000	121,000
Hexcel Corp., 6.75%, 2/1/2015		448,000	457,520
Huntsman International LLC:
8.625%, 3/15/2020		350,000	391,125
8.625%, 3/15/2021		140,000	156,625
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		155,000	167,981
144A, 9.25%, 5/15/2015	EUR	60,000	93,038
JMC Steel Group, 144A, 8.25%, 3/15/2018		180,000	185,850
Koppers, Inc., 7.875%, 12/1/2019		425,000	461,125
Longview Fibre Paper & Packaging, Inc, 144A, 8.0%, 6/1/2016		180,000	182,700
Momentive Performance Materials, Inc.:
144A, 9.0%, 1/15/2021		510,000	545,700
144A, 9.5%, 1/15/2021	EUR	200,000	303,650
Nalco Co., 144A, 6.625%, 1/15/2019		250,000	259,688
NewMarket Corp., 7.125%, 12/15/2016		810,000	844,425
Novelis, Inc.:
8.375%, 12/15/2017		815,000	888,350
8.75%, 12/15/2020		435,000	480,675
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	195,000	286,938
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		1,960,000	2,165,800
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		270,000	282,487
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		35,000	37,713
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		310,000	319,300
Radnor Holdings Corp., 11.0%, 3/15/2010*		180,000	18
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		275,000	294,937
Silgan Holdings, Inc., 7.25%, 8/15/2016		370,000	395,900
Solo Cup Co., 10.5%, 11/1/2013		220,000	229,350
Styrolution GmbH, 144A, 7.625%, 5/15/2016	EUR	110,000	158,301
Texas Industries, Inc., 9.25%, 8/15/2020		235,000	248,806
United States Steel Corp., 7.375%, 4/1/2020		490,000	513,275
Verso Paper Holdings LLC, 144A, 8.75%, 2/1/2019		70,000	70,000
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		455,000	477,181
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)*		646,821	312,091
			25,797,455
Telecommunication Services 18.6%
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		65,000	69,631
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		125,000	137,344
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		960,000	978,000
8.375%, 10/15/2020		1,050,000	1,063,125
8.75%, 3/15/2018		1,295,000	1,249,675
Clearwire Communications LLC:
144A, 12.0%, 12/1/2015		55,000	60,156
144A, 12.0%, 12/1/2017 (c)		225,000	245,531
Cricket Communications, Inc.:
7.75%, 5/15/2016		995,000	1,057,187
7.75%, 10/15/2020 (c)		1,810,000	1,791,900
10.0%, 7/15/2015		730,000	794,787
Crown Castle International Corp.:
7.125%, 11/1/2019		280,000	298,200
9.0%, 1/15/2015		690,000	765,900
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		260,000	293,800
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,625,000	1,706,250
ERC Ireland Preferred Equity Ltd., 144A, 8.42%**, 2/15/2017 (PIK)	EUR	496,986	11,628
Frontier Communications Corp.:
7.875%, 4/15/2015		70,000	76,125
8.25%, 4/15/2017		405,000	444,488
8.5%, 4/15/2020		540,000	591,975
8.75%, 4/15/2022		70,000	76,563
Hughes Network Systems LLC, 9.5%, 4/15/2014		1,050,000	1,081,500
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		715,000	716,788
144A, 7.5%, 4/1/2021		920,000	931,500
8.5%, 11/1/2019		620,000	663,400
11.25%, 6/15/2016		370,000	392,200
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,315,000	1,420,200
11.5%, 2/4/2017 (PIK)		1,763,437	1,911,125
iPCS, Inc., 2.398%**, 5/1/2013		180,000	174,375
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		350,000	349,125
7.875%, 9/1/2018		435,000	468,169
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		1,500,000	1,513,125
Pacnet Ltd., 144A, 9.25%, 11/9/2015		200,000	201,000
Qwest Communications International, Inc.:
7.125%, 4/1/2018		2,595,000	2,812,331
8.0%, 10/1/2015		350,000	383,250
Qwest Corp., 8.375%, 5/1/2016		30,000	35,625
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		110,000	119,488
8.25%, 8/15/2019		150,000	165,188
Sprint Nextel Corp., 8.375%, 8/15/2017		660,000	744,150
Telesat Canada, 11.0%, 11/1/2015		1,435,000	1,582,087
West Corp.:
144A, 7.875%, 1/15/2019		140,000	142,625
144A, 8.625%, 10/1/2018		40,000	42,150
Windstream Corp.:
7.0%, 3/15/2019		515,000	531,738
7.5%, 4/1/2023		350,000	360,500
7.75%, 10/15/2020		185,000	198,875
7.875%, 11/1/2017		710,000	776,562
8.125%, 9/1/2018		300,000	327,375
			29,756,716
Utilities 3.7%
AES Corp.:
8.0%, 10/15/2017		440,000	475,750
8.0%, 6/1/2020		480,000	519,600
Calpine Corp.:
144A, 7.5%, 2/15/2021		490,000	509,600
144A, 7.875%, 7/31/2020		565,000	598,900
Edison Mission Energy, 7.0%, 5/15/2017		840,000	695,100
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		600,000	318,000
Ferrellgas LP, 144A, 6.5%, 5/1/2021		120,000	119,550
IPALCO Enterprises, Inc.:
144A, 5.0%, 5/1/2018		715,000	720,362
144A, 7.25%, 4/1/2016		315,000	353,587
NRG Energy, Inc.:
7.375%, 1/15/2017		900,000	949,500
144A, 7.625%, 1/15/2018		210,000	212,100
8.25%, 9/1/2020		230,000	235,750
Suburban Propane Partners LP, 7.375%, 3/15/2020		100,000	107,000
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		145,000	92,438
			5,907,237
Total Corporate Bonds (Cost $194,974,123)			199,823,506

Loan Participations and Assignments 7.7%
Senior Loans** 6.8%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2020*		466,667	0
Buffets, Inc., Letter of Credit, First Lien, 7.557%, 4/22/2015		77,193	62,140
Charter Communications Operating LLC, Term Loan, 7.25%, 3/6/2014		34,569	34,725
Chrysler Group LLC, Term Loan, 4.98%, 6/2/2017		70,000	69,710
Clear Channel Communications, Inc., Term Loan B, 3.841%, 1/28/2016		645,897	567,582
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		1,100,000	1,101,369
Dunkin' Brands, Inc., Term Loan B, 4.25%, 11/23/2017		389,025	390,169
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.191%, 3/26/2014		1,020,015	898,164
Letter of Credit, 2.307%, 3/26/2014		63,075	55,540
Kabel Deutschland GmbH, Term Loan, 8.712%, 11/19/2014 (PIK)	EUR	1,475,395	2,129,831
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		445,500	445,605
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		375,000	379,843
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		284,288	286,835
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		3,242,790	3,256,378
TowerCo Finance LLC, Term Loan B, 5.25%, 2/2/2017		375,000	377,968
Tribune Co., Term Loan B, LIBOR Plus 3.0%, 6/4/2014*		671,500	458,718
VML US Finance LLC:
Delayed Draw Term Loan B, 4.7%, 5/25/2012		110,931	111,064
Term Loan B, 4.7%, 5/27/2013		192,052	192,281
			10,817,922
Sovereign Loans 0.9%
JSC VTB Bank, 144A, 6.315%, 2/22/2018		750,000	777,841
VIP Finance Ireland Ltd.:
144A, 6.493%, 2/2/2016		200,000	208,318
144A, 7.748%, 2/2/2021		380,000	401,519
			1,387,678
Total Loan Participations and Assignments (Cost $12,676,217)			12,205,600

Convertible Bonds 0.2%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		195,000	234,731
Sonic Automotive, Inc., 5.0%, 10/1/2029		80,000	99,200
Total Convertible Bonds (Cost $275,200)			333,931

Preferred Securities 1.0%
Financials 0.6%
Citigroup Capital XXI, 8.3%, 12/21/2057		935,000	960,713
Materials 0.4%
Hercules, Inc., 6.5%, 6/30/2029		810,000	696,600
Total Preferred Securities (Cost $1,331,175)			1,657,313

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $25,000)	25	25,000

	Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	14,706	58,824
Dex One Corp.*	4,064	9,510
SuperMedia, Inc.*	757	3,285
Trump Entertainment Resorts, Inc.*	51	930
Vertis Holdings, Inc.	520	9,225
		81,774
Industrials 0.0%
Congoleum Corp.*	715,000	1
Quad Graphics, Inc.	510	21,093
		21,094
Materials 0.0%
GEO Specialty Chemicals, Inc.*	14,091	11,977
GEO Specialty Chemicals, Inc. 144A*	1,283	1,091
		13,068
Total Common Stocks (Cost $2,235,853)		115,936

Preferred Stock 0.2%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $285,895)	315	304,300

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	972	29
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	775	4,526
Total Warrants (Cost $124,997)		4,555
Securities Lending Collateral 3.4%
Daily Assets Fund Institutional, 0.14% (d) (e) (Cost $5,476,286)	5,476,286	5,476,286

Cash Equivalents 3.9%
Central Cash Management Fund, 0.13% (d) (Cost $6,264,456)	6,264,456	6,264,456

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $223,669,202)+	141.5	226,210,883
Notes Payable	(40.7)	(65,000,000)
Other Assets and Liabilities, Net	(0.8)	(1,302,245)
Net Assets	100.0	159,908,638

The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2020	466,667	USD	467,631	0
CanWest LP*	9.25%	8/1/2015	345,000	USD	345,000	58,650
Eaton Vance Corp., CDO II*	13.68%	7/15/2012	8,084,842	USD	3,904,801	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	455,000	USD	456,800	228
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	294,810	EUR	84,504	255
Radnor Holdings Corp.*	11.0%	3/15/2010	180,000	USD	117,163	18
Tribune Co.*	LIBOR Plus 3.0%	6/4/2014	671,500	USD	671,080	458,718
Tropicana Entertainment LLC*	9.625%	12/15/2014	1,100,000	USD	827,274	550
Wolverine Tube, Inc.*	15.0%	3/31/2012	646,821	USD	647,055	312,091
					7,521,308	830,510

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** These securities are shown at their current rate as of May 31, 2011. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

+ The cost for federal income tax purposes was $224,074,876. At May 31, 2011, net unrealized appreciation for all securities based on tax cost was $2,136,007. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,061,001 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,924,994.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) When-issued security.

(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at May 31, 2011 amounted to $5,292,358, which is 3.3% of net assets.

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation

LIBOR: London InterBank Offered Rate

PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

At May 31, 2011, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (f)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/21/2010 9/20/2013	865,000	1	5.00%	Ford Motor Co., 6.5%, 8/1/2018, B+	81,283	(4,305)	85,588
6/21/2010 9/20/2013	405,000	2	5.00%	Ford Motor Co., 6.5%, 8/1/2018, B+	38,057	4,964	33,093
6/21/2010 9/20/2015	1,220,000	3	5.00%	Ford Motor Co., 6.5%, 8/1/2018, B+	138,646	(27,925)	166,571
Total unrealized appreciation							285,252

(f) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g) The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 The Goldman Sachs & Co.

2 Citigroup, Inc.

3 Bank of America

As of May 31, 2011, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	5,480,400	USD	7,812,174	6/15/2011	(71,734)	JPMorgan Chase Securities, Inc.

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding credit default swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (h)
Corporate Bonds	$—	$198,007,061	$1,816,445	$199,823,506
Loan Participations and Assignments	—	12,205,600	0	12,205,600
Convertible Bonds	—	333,931	—	333,931
Preferred Securities	—	1,657,313	—	1,657,313
Other Investments	—	—	25,000	25,000
Common Stocks (h)	92,712	—	23,224	115,936
Preferred Stock	—	304,300	—	304,300
Warrants (h)	—	—	4,555	4,555
Short-Term Investments (h)	11,740,742	—	—	11,740,742
Derivatives (i)	—	285,252	—	285,252
Total	$11,833,454	$212,793,457	$1,869,224	$226,496,135
Liabilities
Derivatives (i)	$—	$(71,734)	$—	$(71,734)
Total	$—	$(71,734)	$—	$(71,734)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2011.

(h) See Investment Portfolio for additional detailed categorizations.

(i) Derivatives include unrealized appreciation (depreciation) on open credit default swap contracts and open forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds		Loan Participations and Assignments	Other Investments
Balance as of November 30, 2010	$1,876,413		$0	$25,000
Net realized gain (loss)	(1,889,148)		—	—
Change in unrealized appreciation (depreciation)	1,976,510		0	0
Amortization premium/discount	15,332		—	—
Net purchases (sales)	0		—	—
Transfers into Level 3	—		—	—
Transfers (out) of Level 3	(162,662	) (j)	—	—
Balance as of May 31, 2011	$1,816,445		$0	$25,000
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2011	$97,624		$0	$0

	Common Stocks	Preferred Stock		Warrants	Total
Balance as of November 30, 2010	$13,998	$200,897		$7,376	$2,123,684
Net realized gain (loss)	—	—		—	(1,889,148)
Change in unrealized appreciation (depreciation)	4,437	—		(2,821)	1,978,126
Amortization premium/discount	—	—		—	15,332
Net purchases (sales)	4,789	—		—	4,789
Transfers into Level 3	—	—		—	—
Transfers (out) of Level 3	—	(200,897	) (j)	—	(363,559)
Balance as of May 31, 2011	$23,224	$—		$4,555	$1,869,224
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2011	$4,437	$—		$(2,821)	$99,240

Transfers between price levels are recognized at the beginning of the reporting period.

(j) The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $211,928,460) — including $5,292,358 of securities loaned	$214,470,141
Investment in Daily Assets Fund Institutional (cost $5,476,286)*	5,476,286
Investment in Central Cash Management Fund (cost $6,264,456)	6,264,456
Total investments in securities, at value (cost $223,669,202)	226,210,883
Cash	1,274,539
Foreign currency, at value (cost $177,856)	181,036
Receivable for investments sold	470,357
Interest receivable	4,042,407
Unrealized appreciation on swap contracts	285,252
Upfront payments paid on swap contracts	4,964
Foreign taxes recoverable	16,154
Other assets	65,652
Total assets	232,551,244
Liabilities
Payable upon return of securities loaned	5,476,286
Payable for investments purchased	688,046
Payable for investments purchased — when-issued securities	1,032,558
Notes payable	65,000,000
Interest on notes payable	35,473
Unrealized depreciation on forward foreign currency exchange contracts	71,734
Upfront payments received on swap contracts	32,230
Accrued management fee	113,161
Other accrued expenses and payables	193,118
Total liabilities	72,642,606
Net assets, at value	$159,908,638

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of May 31, 2011 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	1,181,504
Net unrealized appreciation (depreciation) on: Investments	2,541,681
Swap contracts	285,252
Foreign currency	(65,660)
Accumulated net realized gain (loss)	(57,371,813)
Paid-in capital	213,337,674
Net assets, at value	$159,908,638
Net Asset Value
Net Asset Value per share ($159,908,638 ÷ 16,192,668 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.88

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2011 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $970)	$9,022,491
Income distributions — Central Cash Management Fund	3,366
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	9,759
Dividends	11,187
Total income	9,046,803
Expenses: Management fee	671,883
Services to shareholders	32,940
Custodian fee	23,632
Professional fees	52,436
Reports to shareholders	64,377
Trustees' fees and expenses	3,901
Interest expense	358,721
Stock exchange listing fees	19,371
Other	32,358
Total expenses	1,259,619
Net investment income	7,787,184
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	846,781
Swap contracts	50,056
Foreign currency	(430,641)
466,196
Change in net unrealized appreciation (depreciation) on: Investments	5,822,869
Swap contracts	61,824
Foreign currency	(274,112)
5,610,581
Net gain (loss)	6,076,777
Net increase (decrease) in net assets resulting from operations	$13,863,961

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended May 31, 2011 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$13,863,961
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(77,110,308)
Net purchases, sales and maturities of short-term investments	1,710,116
Net amortization of premium (discount)	(288,026)
Proceeds from sales and maturities of long-term investments	78,255,928
(Increase) decrease in interest receivable	210,105
(Increase) decrease in other assets	(1,958)
(Increase) decrease in receivable for investments sold	1,654,322
Increase (decrease) in interest on notes payable	(2,643)
Increase (decrease) in payable for investments and when-issued securities purchased	160,289
(Increase) decrease in upfront payments paid/received on swap contracts	8,234
Increase (decrease) in net payable for swap contracts	(3,984)
Increase (decrease) in accrued expenses and payables	11,922
Change in net unrealized (appreciation) depreciation on investments	(5,822,869)
Change in net unrealized (appreciation) depreciation on swap contracts	(61,824)
Change in net unrealized (appreciation) depreciation on forward foreign currency exchange contracts	284,608
Net realized (gain) loss from investments	(846,781)
Cash provided (used) by operating activities	12,021,092
Cash Flows from Financing Activities
Distributions paid (net of reinvestment of distributions)	(10,715,032)
Cash provided (used) by financing activities	(10,715,032)
Increase (decrease) in cash	1,306,060
Cash at beginning of period (including foreign currency)	149,515
Cash at end of period (including foreign currency)	$1,455,575
Supplemental Disclosure
Reinvestment of distributions	$319,193
Interest paid on notes	$(361,364)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2011 (Unaudited)	Year Ended November 30, 2010
Operations: Net investment income	$7,787,184	$16,091,061
Net realized gain (loss)	466,196	3,782,921
Change in net unrealized appreciation (depreciation)	5,610,581	7,188,889
Net increase (decrease) in net assets resulting from operations	13,863,961	27,062,871
Distributions to shareholders from: Net investment income	(11,034,225)	(14,015,533)
Fund share transactions: Reinvestment of distributions	319,193	249,618
Increase (decrease) in net assets	3,148,929	13,296,956
Net assets at beginning of period	156,759,709	143,462,753
Net assets at end of period (including undistributed net investment income of $1,181,504 and $4,428,545, respectively)	$159,908,638	$156,759,709
Other Information
Shares outstanding at beginning of period	16,160,287	16,134,450
Shares issued to shareholders in reinvestment of distributions	32,381	25,837
Shares outstanding at end of period	16,192,668	16,160,287

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
	Six Months Ended 5/31/11 (Unaudited)		2010		2009	g		2008	g		2007	g		2006	g
Selected Per Share Data
Net asset value, beginning of period	$9.70		$8.89	$6.06			$10.85			$11.80			$11.70
Income (loss) from investment operations: Net investment incomea	.48		1.00	.89			.98			1.02			1.08
Net realized and unrealized gain (loss)	.38		.68	2.80			(4.75)			(.93)			.26
Total from investment operations	.86		1.68	3.69			(3.77)			.09			1.34
Less distributions from: Net investment income	(.68)		(.87)	(.86)			(1.02)			(1.06)			(1.22)
Return of capital	—		—	—			—			—			(.02)
Total distributions	(.68)		(.87)	(.86)			(1.02)			(1.06)			(1.24)
NAV accretion resulting from repurchases of shares at valuea	—		—	.00	***		—			—			—
Reimbursement by Advisor	—		—	—			—			.02			—
Net asset value, end of period	$9.88		$9.70	$8.89			$6.06			$10.85			$11.80
Market price, end of period	$11.33		$10.02	$8.18			$5.04			$9.82			$12.24
Total Return
Based on net asset value (%)b	9.19	**	19.83	66.75			(37.13	)d,f		.93	d,e		10.83	d
Based on market price (%)b	21.21	**	34.66	83.88			(41.98)			(12.02)			(12.32)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	160		157	143			98			175			190
Ratio of expenses before fee reductions (including interest expense) (%)	1.59	*	1.79	1.93			2.54			2.97			2.76
Ratio of expenses after fee reductions (including interest expense) (%)	1.59	*	1.79	1.93			2.53			2.97			2.75
Ratio of expenses after fee reductions (excluding interest expense) (%)	1.14	*	1.20	1.27			1.11			1.10			1.02
Ratio of net investment income (%)	9.85	*	10.65	11.91			10.19			8.75			9.26
Portfolio turnover rate (%)	36	**	68	59			53			57			87
Total debt outstanding at end of period ($ thousands)	65,000		65,000	65,000			45,800			56,500			62,000
Asset coverage per $1,000 of debtc	3,460		3,412	3,207			3,137			4,102			4,059

a Based on average shares outstanding during the period.
b Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
c Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
d Total return would have been lower had certain fees not been reduced.
e Includes a non-recurring reimbursement from the Advisor for a fee previously charged to the Fund. Excluding this non-recurring reimbursement, total return would have been 0.10% lower.
f Includes a reimbursement from the Advisor to reimburse the effect of a loss incurred in violation of investment restrictions during the period. Excluding this reimbursement, total return would have been 0.16% lower.
g Per share data, including the proportionate impact to market price, have been restated to reflect the effects of a 1 for 2 reverse stock split effective prior to the opening of trading on the NYSE on August 10, 2009.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS High Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and senior loans are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market price. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At November 30, 2010, the Fund had a net tax basis capital loss carryforward of approximately $57,406,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2011 ($16,502,000), November 30, 2013 ($515,000), November 30, 2014 ($3,515,000), November 30, 2015 ($1,317,000), November 30, 2016 ($18,292,000) and November 30, 2017 ($17,265,000), the respective expiration dates, whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, credit default swap contracts, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash and foreign currency positions held at the Fund's custodian bank at May 31, 2011.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended May 31, 2011, the Fund bought or sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer, or to hedge portfolio credit risk. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a US or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund also buys credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This is achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of May 31, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2011, the investment in credit default swap contracts purchased had a total notional value generally indicative of a range from $0 to approximately $425,000 and the investment in credit default swap contracts sold had a total notional value of approximately $2,490,000.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended May 31, 2011, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of May 31, 2011 is included in a table following the the Fund's Investment Portfolio. For the six months ended May 31, 2011, the investment in forward currency contracts short vs. US dollars had a total contract value generally indicative of a range from approximately $6,442,000 to $7,812,000.

The following tables summarize the value of the Fund's derivative instruments held as of May 31, 2011 and the related location in the accompanying Statement of Assets and Liabilities presented by primary underlying risk exposure:
Asset Derivative	Swap Contracts
Credit Contracts (a)	$285,252

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized appreciation on swap contracts
Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$(71,734)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended May 31, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Foreign Exchange Contracts (a)	$(186,661)	$—	$(186,661)
Credit Contracts (b)	—	50,056	50,056
	$(186,661)	$50,056	$(136,605)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Net realized gain (loss) from swap contracts
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total
Foreign Exchange Contracts (a)	$(284,608)	$—	$(284,608)
Credit Contracts (b)	—	61,824	61,824
	$(284,608)	$61,824	$(222,784)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Change in net unrealized appreciation (depreciation) on swap contracts

C. Purchases and Sales of Securities

During the six months ended May 31, 2011, purchases and sales of investment securities (excluding short-term instruments) aggregated $77,110,308 and $78,255,928, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The Fund pays a monthly management fee based on the Fund's average weekly net assets, computed and accrued daily and payable monthly at the following annual rates:
First $250 million of the Fund's average weekly net assets	.85%
Over $250 million of such assets	.75%

Accordingly, for the six months ended May 31, 2011, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.85% of the Fund's average daily net assets.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2011, the amount charged to the Fund by DISC aggregated $20,972, of which $14,326 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $7,883, of which $7,038 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Borrowings

The Fund has entered into a revolving credit agreement with a commercial bank (the "Lender"), which allows the Fund to borrow against a secured line of credit in an aggregate amount up to $75,000,000 ($65,000,000 prior to June 23, 2011). The borrowings under the line of credit are secured by a pledge of the Fund's portfolio securities. The revolving credit agreement facility has a maturity date of June 21, 2012 subject to early termination discussed below. There is no assurance the facility will be renewed in 2012. The notes payable represent a secured loan of $65,000,000, which is the amount drawn on the facility at May 31, 2011. The note bears interest at the commercial paper rate plus program fees. A commitment fee on any unused portion of the credit line is charged to the Fund and is included with "interest expense" in the Statement of Operations. The loan amounts and rates are reset periodically under the revolving credit agreement.

The weighted average outstanding daily balance of all loans (based on the 182 days the loans were outstanding) during the six months ended May 31, 2011 was approximately $65,000,000, with a weighted average borrowing cost of 1.11%.

Draws on the line of credit are funded by the issuance of commercial paper. The Lender's obligation under the revolving credit agreement is supported by a Standby Purchase Agreement between the Lender and a commercial bank. The Lender's commitment under the revolving credit agreement is subject to early termination on the scheduled termination date of the Standby Purchase Agreement. The Standby Purchase Agreement had an initial term of 364 days, and is renewable for additional periods, which may be shorter than 364 days. As such, the revolving credit agreement may be terminated by the Lender upon ninety (90) days notice if the Standby Purchase Agreement is not renewed at any time, and is also subject to other customary termination events.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne entirely by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem or meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the lender. The Fund is subject to certain restrictions on its investments under the terms of its credit agreement. Moreover, certain covenants contained in the credit agreement impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

G. Share Repurchases

The Fund is authorized to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2011, the Fund did not repurchase shares.

Shareholder Meeting Results (Unaudited)

The Annual Meeting of Shareholders (the "Meeting") of DWS High Income Trust (the "Fund") was held on June 3, 2011 at the offices of Deutsche Investment Management Americas Inc., 24th Floor, 345 Park Avenue, New York, New York 10154. At the close of business on April 8, 2011, the record date for the determination of shareholders entitled to vote at the Meeting, there were issued and outstanding 16,179,810 shares of beneficial interest, each share being entitled to one vote, constituting all of the Fund's outstanding voting securities. At the Meeting, the holders of 14,452,065 shares of beneficial interest were represented in person or by proxy, constituting a quorum. The following matter was voted upon by the shareholders (the resulting votes are presented below).

1. Election of Trustees — Class III
Number of Votes:
	For	Withheld
John W. Ballantine	13,490,907	961,158
Dawn-Marie Driscoll	13,506,621	945,444
Kenneth C. Froewiss	13,463,551	988,514
Rebecca W. Rimel	13,502,422	949,643

Dividend Reinvestment Plan

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at www.dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066

Kansas City, Missouri 64121-9066

(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date. If Shares are issued at a discount to the price at market on the Record Date, shareholders are treated for federal income tax purposes as having received a taxable distribution equal to the fair market value of the shares. In effect, the discount from market price is added to the amount of the distribution. Such amount is considered taxable income and is added to the cost basis of the issued Shares.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan can be expected to be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns.

Additional Information

Automated Information Lines	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company Lafayette Corporate Center 2 Avenue De Lafayette Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
NYSE Symbol	KHI
CUSIP Number	23337C 208

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a)	(b)	(c)	(d)
	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	-	-	-	n/a
January 1 through January 31	-	-	-	n/a
February 1 through February 28	-	-	-	n/a
March 1 through March 31	-	-	-	n/a
April 1 through April 30	-	-	-	n/a
May 1 through May 31	-	-	-	n/a
Total	-	-	-
The Fund may from time to time repurchase shares in the open market.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 27, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 27, 2011